Guarantor and Non-Guarantor Financial Information	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Guarantor And Non-Guarantor Financial Information
10.	Guarantor and Non-Guarantor Financial Information

Berry Plastics Corporation (“Issuer”) has notes outstanding which are fully, jointly, severally, and unconditionally guaranteed by the parent company and substantially all of Berry’s domestic subsidiaries. Separate narrative information or financial statements of the guarantor subsidiaries have not been included because they are 100% owned by the parent company and the guarantor subsidiaries unconditionally guarantee such debt on a joint and several basis. A guarantee of a guarantor of the securities will terminate upon the following customary circumstances: the sale of the capital stock of such guarantor if such sale complies with the indenture, the designation of such guarantor as an unrestricted subsidiary, the defeasance or discharge of the indenture, as a result of the holders of certain other indebtedness foreclosing on a pledge of the shares of a guarantor subsidiary or if such guarantor no longer guarantees certain other indebtedness of the issuer. The guarantees are also limited as necessary to prevent them from constituting a fraudulent conveyance under applicable law and guarantees guaranteeing subordinated debt are subordinated to certain other of the Company’s debts. Presented below is condensed consolidating financial information for the parent, issuer, guarantor subsidiaries and non-guarantor subsidiaries. Our issuer and guarantor financial information includes all of our domestic operating subsidiaries, our non-guarantor subsidiaries include our foreign subsidiaries and BP Parallel, LLC. BP Parallel, LLC is the entity that we established to buyback debt securities of Berry Plastics Group, Inc. and Berry Plastics Corporation. Berry Plastics Group, Inc. uses the equity method to account for its ownership in Berry Plastics Corporation in the Condensed Consolidating Supplemental Financial Statements. Berry Plastics Corporation uses the equity method to account for its ownership in the guarantor and non-guarantor subsidiaries. All consolidating entries are included in the eliminations column along with the elimination of intercompany balances.

Condensed Supplemental Consolidated Balance Sheet

	March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	130	160	825	144	(10)	1,249
Intercompany receivable	257	3,595	—	20	(3,872)	—
Property, plant and equipment, net	—	121	1,045	76	—	1,242
Other noncurrent assets	682	932	2,328	684	(2,035)	2,591

Total assets	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

Current liabilities	74	277	339	53	(11)	732
Intercompany payable	—	—	3,872	—	(3,872)	—
Noncurrent liabilities	1,310	3,961	118	8	(732)	4,665
Equity (deficit)	(315)	570	(131)	863	(1,302)	(315)

Total liabilities and equity (deficit)	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

	September 29, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	120	226	759	139	(11)	1,233
Intercompany receivable	243	3,800	74	—	(4,117)	—
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Other noncurrent assets	262	809	2,353	749	(1,516)	2,657

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Current liabilities	18	278	315	48	(13)	646
Intercompany payable	—	—	3,966	151	(4,117)	—
Noncurrent liabilities	1,059	4,579	119	8	(853)	4,912
Equity (deficit)	(452)	91	(191)	761	(661)	(452)

Total liabilities and equity (deficit)	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Statements of Operations

	Quarterly Period Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$137	$919	$94	$—	$1,150
Cost of sales	—	118	743	75	—	936
Selling, general and administrative expenses	—	7	60	8	—	75
Amortization of intangibles	—	3	22	2	—	27
Restructuring and impairment charges, net	—	—	1	—	—	1

Operating income (loss)	—	9	93	9	—	111
Debt extinguishment	—	48	—	—	—	48
Other income	—	(1)	—	—	—	(1)
Interest expense, net	11	8	49	(29)	22	61
Equity in net income of subsidiaries	(14)	(81)	—	—	95	—

Net income (loss) before income taxes	3	35	44	38	(117)	3
Income tax expense (benefit)	2	14	—	1	(15)	2

Net income (loss)	$1	$21	$44	$37	$(102)	$1

Comprehensive income (loss)	$1	$20	$44	$33	$(102)	$(4)

	Quarterly Period Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$140	$955	$88	$—	$1,183
Cost of sales	—	126	779	74	—	979
Selling, general and administrative expenses	—	15	61	8	—	84
Amortization of intangibles	—	3	22	1	—	26
Restructuring and impairment charges, net	—	—	2	1	—	3

Operating income (loss)	—	(4)	91	4	—	91
Other expense	—	2	—	—	—	2
Interest expense, net	14	10	66	(28)	21	83
Equity in net income of subsidiaries	(20)	(55)	—	—	75	—

Net income (loss) before income taxes	6	39	25	32	(96)	6
Income tax expense (benefit)	4	14	1	1	(16)	4

Net income (loss)	$2	$25	$24	$31	$(80)	$2

Comprehensive income (loss)	$2	$25	$24	$39	$(80)	$10

	Two Quarterly Periods Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$270	$1,768	$184	$—	$2,222
Cost of sales	—	255	1,437	139	—	1,831
Selling, general and administrative expenses	—	17	118	17	—	152
Amortization of intangibles	—	6	45	3	—	54
Restructuring and impairment charges, net	—	—	6	—	—	6

Operating income (loss)	—	(8)	162	25	—	179
Debt extinguishment	—	64	—	—	—	64
Other income	—	(4)	—	—	—	(4)
Interest expense, net	22	17	104	(60)	48	131
Equity in net income of subsidiaries	(10)	(143)	—	—	153	—

Net income (loss) before income taxes	(12)	58	58	85	(201)	(12)
Income tax expense (benefit)	(3)	24	(1)	1	(24)	(3)

Net income (loss)	$(9)	$34	$59	$84	$(177)	$(9)

Comprehensive income (loss)	$(9)	$34	$59	$82	$(177)	$(11)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(6)	$159	$12	$—	$165
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(10)	(94)	(3)	—	(107)
Proceeds from disposal of assets	—	—	2	—	—	2
Investment in Parent	—	—	—	(21)	21	—
(Contributions) distributions to/from subsidiaries	(438)	417	—	—	21	—
Intercompany advances (repayments)	—	62	—	—	(62)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	(20)	—	—	(20)

Net cash used in investing activities	(438)	469	(112)	(24)	(20)	(125)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,392	—	—	—	1,392
Proceeds from issuance of common stock	4	—	—	—	—	4
Proceeds from initial public stock offering	438	—	—	—	—	438
Repayment of notes receivable	1	1	—	—	(1)	1
Payment of tax receivable agreement	(5)	(5)	—	—	5	(5)
Debt financing costs	—	(39)	—	—	—	(39)
Repayment of long-term debt	—	(1,881)	—	—	(21)	(1,902)
Changes in intercompany balances	—	—	(47)	(11)	58	—
Contribution from Issuer	—	—	—	21	(21)	—

Net cash provided by (used in) financing activities	438	(532)	(47)	10	20	(111)
Net increase in cash and cash equivalents	—	(69)	—	(2)	—	(71)
Cash and cash equivalents at beginning of period	—	66	—	21	—	87

Cash and cash equivalents at end of period	$—	$(3)	$—	$19	$—	$16

	Two Quarterly Periods Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$285	$1,863	$172	$—	$2,320
Cost of sales	—	275	1,555	134	—	1,964
Selling, general and administrative expenses	—	25	115	16	—	156
Amortization of intangibles	—	5	48	1	—	54
Restructuring and impairment charges, net	—	—	25	1	—	26

Operating income (loss)	—	(20)	120	20	—	120
Other income	—	(2)	—	—	—	(2)
Interest expense, net	26	21	131	(52)	40	166
Equity in net income of subsidiaries	18	(58)	—	—	40	—

Net income (loss) before income taxes	(44)	19	(11)	72	(80)	(44)
Income tax expense (benefit)	(15)	6	1	2	(9)	(15)

Net income (loss)	$(29)	$13	$(12)	$70	$(71)	$(29)

Comprehensive income (loss)	$(29)	$14	$(12)	$78	$(71)	$(20)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(36)	$189	$2	$—	$155
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(11)	(91)	(4)	—	(106)
Proceeds from disposal of assets	—	—	8	—	—	8
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	—	(4)	—	—	4	—
Intercompany advances (repayments)	—	119	—	—	(119)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	—	—	7

Net cash used in investing activities	—	104	(76)	(8)	(111)	(91)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	—	—	—
Repayment of long-term debt	—	(64)	—	—	(4)	(68)
Changes in intercompany balances	—	—	(118)	(1)	119	—
Contribution from Issuer	—	—	—	4	(4)	—
Purchases of common stock	—	(6)	—	—	—	(6)

Net cash provided by (used in) financing activities	—	(70)	(118)	3	111	(74)
Net increase in cash and cash equivalents	—	(2)	(5)	(3)	—	(10)
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$18	$—	$14	$—	$32

15.	Guarantor and Non-Guarantor Financial Information

Berry Plastics Corporation (“Issuer”) has notes outstanding which are fully, jointly, severally, and unconditionally guaranteed by substantially all of Berry’s domestic subsidiaries. Separate narrative information or financial statements of the guarantor subsidiaries have not been included because they are 100% owned by the parent company and the guarantor subsidiaries unconditionally guarantee such debt on a joint and several basis. A guarantee of a guarantor of the securities will terminate upon the following customary circumstances: the sale of the capital stock of such guarantor if such sale complies with the indenture, the designation of such guarantor as an unrestricted subsidiary, the defeasance or discharge of the indenture, as a result of the holders of certain other indebtedness foreclosing on a pledge of the shares of a guarantor subsidiary or if such guarantor no longer guarantees certain other indebtedness of the issuer. The guarantees are also limited as necessary to prevent them from constituting a fraudulent conveyance under applicable law and guarantees guaranteeing subordinated debt are subordinated to certain other of the Company’s debts. Presented below is condensed consolidating financial information for the parent, issuer, guarantor subsidiaries and non-guarantor subsidiaries. Our issuer and guarantor financial information includes all of our domestic operating subsidiaries, our non-guarantor subsidiaries include our foreign subsidiaries and BP Parallel, LLC. BP Parallel, LLC is the entity that we established to buyback debt securities of Berry Plastics Group, Inc. and Berry Plastics Corporation. Berry Plastics Group, Inc. uses the equity method to account for its ownership in Berry Plastics Corporation in the Condensed Consolidating Supplemental Financial Statements. Berry Plastics Corporation uses the equity method to account for its ownership in the guarantor and non-guarantor subsidiaries. All consolidating entries are included in the eliminations column along with the elimination of intercompany balances.

Condensed Supplemental Consolidated Statements of Operations

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$579	$3,829	$358	$—	$4,766
Cost of sales	—	501	3,144	304	—	3,949
Selling, general and administrative expenses	—	53	329	35	—	417
Restructuring and impairment charges, net	—	1	29	1	—	31
Other operating expenses	—	28	7	9	—	44

Operating income (loss)	—	(4)	320	9	—	325
Other income	—	(7)	—	—	—	(7)
Interest expense, net	54	39	261	(110)	84	328
Equity in net income of subsidiaries	(58)	(173)	—	—	231	—

Net income (loss) before income taxes	4	137	59	119	(315)	4
Income tax expense (benefit)	2	46	1	3	(50)	2

Net income (loss)	$2	$91	$58	$116	$(265)	$2

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	4	—	—	—	4
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income items	—	(1)	6	—	—	5

Comprehensive income (loss)	$2	$94	$50	$122	$(265)	$3

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$695	$3,503	$363	$—	$4,561
Cost of sales	—	626	2,937	315	—	3,878
Selling, general and administrative expenses	—	56	295	30	—	381
Restructuring and impairment charges, net	—	30	190	1	—	221
Other operating expenses	—	—	11	28	—	39

Operating income (loss)	—	(17)	70	(11)	—	42
Other income	—	62	(1)	—	—	61
Interest expense, net	50	49	249	(77)	56	327
Equity in net income of subsidiaries	296	85	—	—	(381)	—

Net income (loss) before income taxes	(346)	(213)	(178)	66	325	(346)
Income tax expense (benefit)	(47)	16	(29)	2	11	(47)

Net income (loss)	$(299)	$(229)	$(149)	$64	$314	$(299)

Currency translation	—	—	—	(10)	—	(10)
Interest rate hedges	—	(8)	—	—	—	(8)
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income taxes	—	2	5	—	—	7

Comprehensive income (loss)	$(299)	$(235)	$(158)	$54	$314	$(324)

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$758	$3,166	$333	$—	$4,257
Cost of sales	—	709	2,666	292	—	3,667
Selling, general and administrative expenses	—	63	285	31	—	379
Restructuring and impairment charges, net	—	15	24	2	—	41
Other operating expenses	—	12	17	17	—	46

Operating income (loss)	—	(41)	174	(9)	—	124
Other income	—	(19)	—	—	(8)	(27)
Interest expense, net	48	54	229	(51)	33	313
Equity in net income of subsidiaries	114	—	—	—	(114)	—

Net income (loss) before income taxes	(162)	(76)	(55)	42	89	(162)
Income tax expense (benefit)	(49)	(8)	(17)	4	21	(49)

Net income (loss)	$(113)	$(68)	$(38)	$38	$68	$(113)

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	—	—	—	—	—
Defined benefit pension and retiree benefit plans	—	—	(12)	—	—	(12)
Provision for income taxes related to other comprehensive income items	—	—	7	—	—	7

Comprehensive income (loss)	$(113)	$(68)	$(43)	$44	$68	$(112)

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2012

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$66	$—	$21	$—	$87
Accounts receivable, net of allowance	—	60	336	59	—	455
Intercompany receivable	243	3,800	74	—	(4,117)	—
Inventories	—	83	414	38	—	535
Prepaid expenses and other current	120	17	9	21	(11)	156

Total current assets	363	4,026	833	139	(4,128)	1,233
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Intangible assets, net	8	184	2,343	111	(10)	2,636
Investment in subsidiaries	254	615	—	—	(869)	—
Other assets	—	10	10	638	(637)	21

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Liabilities and equity
Current liabilities:
Accounts payable	$—	$84	$195	$27	$—	$306
Accrued and other current liabilities	18	159	120	16	(13)	300
Intercompany payable	—	—	3,966	151	(4,117)	—
Long-term debt-current portion	—	35	—	5	—	40

Total current liabilities	18	278	4,281	199	(4,130)	646
Long-term debt	736	4,542	—	3	(850)	4,431
Deferred tax liabilities	315	—	—	—	—	315
Other long-term liabilities	8	37	119	5	(3)	166

Total long-term liabilities	1,059	4,579	119	8	(853)	4,912

Total liabilities	1,077	4,857	4,400	207	(4,983)	5,558

Redeemable shares	23	—	—	—	23
Total equity	(475)	91	(191)	761	(661)	(475)

Total liabilities and equity	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2011

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$20	$5	$17	$—	$42
Accounts receivable, net of allowance	—	80	411	52	—	543
Intercompany receivable	159	4,078	—	—	(4,237)	—
Inventories	—	98	445	35	—	578
Prepaid expenses and other current	62	10	9	11	—	92

Total current assets	221	4,286	870	115	(4,237)	1,255
Property, plant and equipment, net	—	129	1,048	73	—	1,250
Intangible assets, net	5	207	2,447	52	(7)	2,704
Investment in subsidiaries	282	417	—	—	(699)	—
Other assets	—	—	7	511	(510)	8

Total assets	$508	$5,039	$4,372	$751	$(5,453)	$5,217
Liabilities and equity
Current liabilities:
Accounts payable	$—	$98	$231	$23	$—	$352
Accrued and other current liabilities	12	147	126	13	(12)	286
Intercompany payable	—	—	4,167	70	(4,237)	—
Long-term debt-current portion	—	32	—	2	12	46

Total current liabilities	12	277	4,524	108	(4,237)	684
Long-term debt	697	4,688	—	3	(807)	4,581
Deferred tax liabilities	233	—	—	—	—	233
Other long-term liabilities	17	68	97	5	(17)	170

Total long-term liabilities	947	4,756	97	8	(824)	4,984

Total liabilities	959	5,033	4,621	116	(5,061)	5,668

Redeemable shares	16	—	—		—	16
Total equity	(467)	6	(249)	635	(392)	(467)

Total liabilities and equity	$508	$5,039	$4,372	$751	$(5,453)	$5,217

Condensed Supplemental Consolidated Statements of Cash Flows

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$—	$(22)	$504	$(3)	$—	$479
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(9)	(209)	(12)	—	(230)
Proceeds from disposal of assets	—	—	30	—	—	30
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	16	(20)	—	—	4	—
Intercompany advances (repayments)	—	258	—	—	(258)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	(62)	—	(55)

Net cash used in investing activities	16	229	(172)	(78)	(250)	(255)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	2	—	2
Equity contributions	—	(6)	—	—	—	(6)
Repayment of long-term debt	(16)	(155)	—	—	(4)	(175)
Changes in intercompany balances	—	—	(337)	79	258	—
Contribution from Parent	—	—	—	4	(4)	—
Deferred financing costs	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(16)	(161)	(337)	85	250	(179)

Net increase in cash and cash equivalents	—	46	(5)	4	—	45
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$66	$—	$21	$—	$87

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$2	$15	$322	$(11)	$(1)	$327

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(16)	(138)	(6)	—	(160)
Proceeds from disposal of assets	—	—	5	—	—	5
Investment in Parent	—	—	—	—	—	—
(Contributions) distributions to/from subsidiaries	—	(39)	—	—	39	—
	—	166	—	—	(166)	—
Investment in Issuer debt securities	—	—	—	(39)	39	—
Acquisition of business net of cash acquired	—	(368)	—	—	—	(368)

Net cash used in investing activities	—	(257)	(133)	(45)	(88)	(523)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	995	—	—	—	995
Equity contributions	(2)	(1)	—	—	1	(2)
Repayment of long-term debt	—	(841)	—	—	(39)	(880)
Changes in intercompany balances	—	—	(186)	20	166	—
Contribution from Parent	—	—	—	39	(39)	—
Deferred financing costs	—	(23)	—	—	—	(23)

Net cash provided by (used in) financing activities	(2)	130	(186)	59	89	90

Net increase in cash and cash equivalents	—	(112)	3	3	—	(106)
Cash and cash equivalents at beginning of period	—	132	2	14	—	148

Cash and cash equivalents at end of period	$—	$20	$5	$17	$—	$42

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$3	$37	$100	$(25)	$(3)	$112

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(61)	(150)	(12)	—	(223)
Proceeds from disposal of assets	—	—	29	—	—	29
Investment in Parent	—	—	—	(25)	25	—
(Contributions) distributions to/from subsidiaries	—	(81)	—	—	81	—
Intercompany advances (repayments)	—	(71)	—	—	71	—
Investment in Issuer debt securities	—	—	—	(56)	56	—
Acquisition of business net of cash acquired	—	(658)	—	—	—	(658)

Net cash used in investing activities	—	(871)	(121)	(93)	233	(852)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,097	—	—	—	1,097
Equity contributions	(3)	(3)	—	—	3	(3)
Repayment of long-term debt	—	(97)	—	—	(81)	(178)
Changes in intercompany balances	—	—	23	48	(71)	—
Contribution from Parent	—	—	—	81	(81)	—
Deferred financing costs	—	(38)	—	—	—	(38)

Net cash provided by (used in) financing activities	(3)	959	23	129	(230)	878

Net increase in cash and cash equivalents	—	125	2	11	—	138
Cash and cash equivalents at beginning of period	—	7	—	3	—	10

Cash and cash equivalents at end of period	$—	$132	$2	$14	$—	$148